UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS

(Exact name of Registrant as specified in charter)

110 Wall Street

New York, NY 10005-5991

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg

Goehring & Rozencwajg Associates, LLC

110 Wall Street

New York, NY 10005-5991

(Name and address of agent for service)

With copies To:

James M. Forbes, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston St.

Boston, MA 02199-3600

Date of fiscal year end: May 31

Date of reporting period: June 1, 2018 – November 30, 2018

Item 1.	Report to Stockholders.

GOEHRING & ROZENCWAJG

INVESTMENT FUNDS

SEMI-ANNUAL | NOVEMBER 30, 2018

Goehring & Rozencwajg Resources Fund

Institutional | 38035R208

Retail | 38035R109

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website at www.gr-funds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by enrolling at www.gr-funds.com.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-844-464-6467 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

TABLE OF CONTENTS

Manager Commentary	1
Disclosure of Fund Expenses	7
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Disclosure Regarding Approval of Fund Advisory Agreement	26
Additional Information	28

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2018 (Unaudited)

November 30, 2018

Dear Shareholders:

Investment Results

The Goehring & Rozencwajg Resources Fund Retail Share Class fell by 16.56% from May 31st, 2018 until November 30th 2018. The Fund trailed the Lipper Natural Resources Index(1), which declined by 14.06%, and the MSCI World Index(2), which declined by 2.66%, between May 31st 2018 and November 30th 2018. The Fund’s investments in oil and gas related equities were the largest detractors to absolute performance, while the Fund’s investments in agricultural-related securities added slightly to absolute performance.

Market Environment

The period between May 31st and November 30th 2018 saw commodity prices first rise sharply before reversing course and falling, retracing all of the year’s gains. Between May 31st and October 3rd 2018, Brent crude oil prices advanced by 11.21% to make a new cycle-high of $86.29 per barrel. Crude prices then reversed sharply and by November 30th 2018, Brent stood at $58.71 per barrel – nearly 32% below their October highs and 12% below the start of the year. In May, the United States announced renewed sanctions against Iran that were expected to impact Iranian crude oil production by 1.5 million barrels per day. The rest of the OPEC member countries increased supply throughout the summer in an attempt to replace the expected lost Iranian volumes and keep global markets balanced. At the end of October, the United States reversed course and issued waivers to seven countries representing 75% of Iranian export volumes. This abrupt about face left global oil markets in a temporary surplus and put significant downward pressure on oil prices.

Industrial metal prices were weak throughout the period as well, as increased trade war rhetoric left investors concerned about the impacts on global industrial output. During the period, copper prices fell by 9.38%. Uranium prices were strong during the period, as previous production curtailments announced by Cameco and Kazatomprom impacted global supply dynamics. While the uranium market is more opaque than other commodity markets, indications are that spot prices advanced by approximately 30% during the period.

Gold prices fell between May 31st and August 16th 2018, declining by 9.58% in total. Between August 16th and November 30th, gold prices rallied by 4.12%. Recent concerns about the global financial outlook have helped to lift gold prices given their perception as a safe-haven asset.

Investment Analysis

The Fund’s investments in agriculture-related securities were the largest contributors to positive absolute performance. The Fund’s three largest individual contributors to absolute performance were the following:

MOS – Shares of Mosaic Corp rose by 30.96% during the period, on an improving outlook for fertilizer markets going forward and better-than-expected third quarter results.

CCJ – Shares of Cameco rose by 15.00% during the period, driven by a combination of an improving uranium market outlook, uranium spot prices that have advanced by over 30%, and a positive resolution to pending litigation between Cameco and the Canadian government.

AZ CN – Arizona Mining rose by 47.79% between May 31st 2018 and August 10th 2018 when it was acquired for cash by South 32. At the time of announcement, this represented the largest acquisition by South 32 Ltd on record, and is reflective of Arizona Mining’s high-quality asset base.

Semi-Annual Report | November 30, 2018	1

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2018 (Unaudited)

The Fund’s investments in energy related securities (particularly related to oil and gas exploration and production) were the largest detractors from absolute performance. The Fund’s three largest individual detractors to absolute performance were the following:

PDCE – Shares of PDC Energy Inc fell by 43.89% amid concerns over proposed Colorado legislation that would have negatively impacted development programs in that state. While the legislation was ultimately rejected in November, PDCE was remained a weak performer during the period.

DO – Shares of Diamond Offshore fell by 30.62% during the period, driven by wide-spread weakness in energy-related securities, and particular weakness in oil service / off-shore drilling related securities. The Philadelphia Stock Exchange Oil Service Sector Index fell by 31.98% during the period.

PE – Shares of Parsley Energy fell by 31.72% during the period, driven by weakness among energy-related securities and a weak oil price. Furthermore, after a number of acquisitions in the Permian Basin, investors who had speculated that Parsley Energy might be subject to a take-over bid became somewhat more cautious.

Market Outlook

Given the recent sharp sell-off in both commodity prices and the price of commodity related investments, we believe that exceptional value exists in various natural resource markets. Our models suggest that the sell-off in energy prices was largely related to the increase in OPEC member-country production during the summer in anticipation of the November Iranian sanctions taking hold. Following the announcement of sanction waivers by the United States (effectively removing the impact of the crude sanctions), OPEC member countries met in Vienna and agreed to a production cut effective January 2019. Our models suggest that this production cut will once again push the oil markets into deficit causing inventories to resume their decline relative to seasonal averages, and helping to support prices throughout 2019.

The market remains concerned about the impacts of a trade-war, and while we cannot know for certain the outcome of any such actions, we believe that in many cases the worst has already been priced in to various commodity markets. We continue to monitor demand trends very closely. As of now our real-time indicators do not suggest any signs of a slow-down (in fact in some cases demand appears to be accelerating).

Concerns around trade wars, and miscommunications around Iranian sanctions have resulted in a very high level of uncertainty in natural resource markets. In turn, many important long-term fundamental factors are being ignored, including the lack of capital expenditures on next-generation projects and strong emerging-market demand. Given the recent sell-off in natural resource-related securities, we believe the valuation across the industry remains at extremely compelling levels. We continue to monitor for any signs of fundamental weakness, but as of now we have not materially changed our outlook and continue to believe that natural resource-related securities will be very strong performers going forward.

Adam Rozencwajg, CFA

Goehring & Rozencwajg Associates, LLC

2	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2018 (Unaudited)

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.gr-funds.com or call 1-844-464-6467 to obtain current performance information and for the current prospectus and statement of additional information.

This report is for the information of shareholders of Goehring & Rozencwajg Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Goehring & Rozencwajg Associates, LLC and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Goehring & Rozencwajg Associates, LLC nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification does not eliminate the risk of experiencing investment losses.

The Goehring & Rozencwajg Resources Fund is distributed by ALPS Distributors, Inc. Goehring & Rozencwajg is not affiliated with ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested, and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Adam Rozencwajg is a registered representative of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

(1)	Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | November 30, 2018	3

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2018 (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (for the period ended November 30, 2018)

			Since	Expense Ratio(2)
	6 Month	1 Year	Inception(1)	Gross	Net(3)
Goehring & Rozencwajg Resources Fund - Institutional - NAV	-16.39%	-10.53%	-9.74%	3.52%	0.92%
Goehring & Rozencwajg Resources Fund - Retail - NAV	-16.56%	-10.78%	-10.03%	4.82%	1.25%
MSCI All Country World Index (ACWI)(4)	-2.66%	-0.98%	10.32%
Lipper National Resources Index(5)	-14.06%	-8.33%	-2.42%

TOP TEN HOLDINGS

(as a % of Net Assets)*

Cameco Corp.	6.2%
Mosaic Co.	5.4%
Nutrien Ltd.	5.1%
Uranium Participation Corp.	4.4%
Pioneer Natural Resources Co.	4.4%
Apergy Corp.	4.3%
Matador Resources Co.	3.3%
Rowan Cos. PLC - Class A	3.3%
Ocean Rig UDW, Inc. - Class A	3.3%
Diamond Offshore Drilling, Inc.	3.1%
Top Ten Holdings	42.9%

INDUSTRY SECTOR ALLOCATION

(as a % of Net Assets)*

Exploration & Production	29.7%
Oil & Gas Services & Equipment	22.4%
Base Metals	22.3%
Agricultural Chemicals	13.6%
Precious Metal Mining	5.3%
Investment Companies	4.4%
Other Mined Minerals	0.9%
Application Software	0.1%
Cash, Cash Equivalents, & Other Net Assets	1.4%

*	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedules of Investments for a complete list of Fund holdings. Holdings are as of November 30, 2018.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Shares of the Fund redeemed or exchanged within 30 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit www.gr-funds.com or call 1-844-464-6467. This report is for the information of shareholders of Goehring & Rozencwajg Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

(1)	The Fund commenced operations on December 30, 2016.

(2)	Ratios as of the Prospectus dated September 30, 2018 and may differ from the ratios presented in the Financial Highlights.

4	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2018 (Unaudited)

(3)	Goehring & Rozencwajg Associates, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2019, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

(4)	MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund, and the Lipper Natural Resources Index, an additional comparative index. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(5)	Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | November 30, 2018	5

Goehring & Rozencwajg Resources Fund	Manager Commentary

November 30, 2018 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended November 30, 2018)

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to November 30, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Retail Class shares, performance for which is not reflected in the graphs above. The performance of Retail Class shares is likely to be lower than the performance of the Institutional Class shares shown in the graphs above because of higher expenses paid by shareholders investing in the Retail Class shares as compared to Institutional Class shares.

6	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Disclosure of Fund Expenses

November 30, 2018 (Unaudited)

As a shareholder of the Goehring & Rozencwajg Resources Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on June 1, 2018 and held until November 30, 2018.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expense Ratio(a)	Expenses Paid, and During Period June 1, 2018 - November 30, 2018(b)
Institutional Class
Actual	$1,000.00	$836.10	0.92%	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	0.92%	$4.66
Retail Class
Actual	$1,000.00	$834.40	1.25%	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

Semi-Annual Report | November 30, 2018	7

Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.1%)
ENERGY (51.5%)
Exploration & Production (29.7%)
Alta Mesa Resources, Inc. - Class A(a)	58,700	$89,811
Berry Petroleum Corp.	59,900	742,161
Carrizo Oil & Gas, Inc.(a)	44,700	764,817
Centennial Resource Development, Inc. - Class A(a)	45,700	709,264
Chaparral Energy, Inc. - Class A(a)	19,800	197,010
Cimarex Energy Co.	7,000	573,860
Concho Resources, Inc.(a)	4,812	627,196
Diamondback Energy, Inc.	7,503	828,144
EOG Resources, Inc.	4,500	464,895
Matador Resources Co.(a)	49,100	1,119,480
Newfield Exploration Co.(a)	26,700	452,565
Parsley Energy, Inc. - Class A(a)	47,800	962,214
PDC Energy, Inc.(a)	24,600	834,924
Pioneer Natural Resources Co.	10,000	1,477,500
Roan Resources, Inc.(a)	16,730	172,152
		10,015,993
Oil & Gas Services & Equipment (21.8%)
AKITA Drilling, Ltd. - Class A	44,971	139,112
Apergy Corp.(a)	42,600	1,460,328
Basic Energy Services, Inc.(a)	31,700	199,076
CES Energy Solutions Corp.	63,100	151,024
Diamond Offshore Drilling, Inc.(a)	83,000	1,045,800
Ensco PLC - Class A	141,120	800,150
Noble Corp. PLC(a)	157,600	657,192
Ocean Rig UDW, Inc. - Class A(a)	39,500	1,095,335
Rowan Cos. PLC - Class A(a)	80,100	1,110,186
Transocean Ltd.(a)	73,300	680,224
		7,338,427
FINANCIALS (4.4%)
Investment Companies (4.4%)
Uranium Participation Corp.(a)	412,000	1,494,630

MATERIALS (42.1%)
Agricultural Chemicals (13.6%)
CF Industries Holdings, Inc.	23,900	1,008,341
Mosaic Co.	50,900	1,832,400
Nutrien Ltd.	33,400	1,722,104
		4,562,845
Base Metals (22.3%)
Amerigo Resources Ltd.(a)	490,200	343,120
Cameco Corp.	174,600	2,074,247
Copper Mountain Mining Corp.(a)	339,400	219,685

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2018 (Unaudited)

Security Description	Shares	Value
Base Metals (continued)
ERO Copper Corp.(a)	118,100	$865,761
Excelsior Mining Corp.(a)	236,400	169,029
First Quantum Minerals Ltd.	43,500	399,428
Freeport-McMoRan, Inc.	48,800	582,672
Hudbay Minerals, Inc.	78,100	396,187
Lundin Mining Corp.	93,900	409,198
Mako Mining Corp.(a)	997,000	120,062
NAC Kazatomprom JSC(a)(b)	82,044	1,043,599
Southern Copper Corp.	13,300	445,284
Trilogy Metals, Inc.(a)	150,000	330,787
Turquoise Hill Resources Ltd.(a)	84,600	152,280
		7,551,339
Other Mined Minerals (0.9%)
Mountain Province Diamonds, Inc.	235,100	299,040

Precious Metal Mining (5.3%)
Detour Gold Corp.(a)	71,000	527,430
Endeavour Mining Corp.(a)	25,900	322,812
IAMGOLD Corp.(a)	61,000	186,050
Marathon Gold Corp.(a)	193,500	103,402
Maverix Metals, Inc.(a)	96,500	174,312
New Gold, Inc.(a)	99,100	76,825
Roxgold, Inc.(a)	373,000	224,589
TMAC Resources, Inc.(a)(b)	32,200	152,439
		1,767,859
TECHNOLOGY (0.1%)
Application Software (0.1%)
Arias Intel Corp.(a)	1,466	31,328

TOTAL COMMON STOCKS
(Cost $38,160,895)		33,061,461

WARRANTS (0.3%)
ENERGY (0.3%)
Oil & Gas Services & Equipment (0.3%)
Tidewater, Inc., Expires 11/14/2042, Strike Price $0.01	3,561	84,645

TOTAL WARRANTS
(Cost $132,718)		84,645

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	9

Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2018 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (0.2%)
ENERGY (0.2%)
Oil & Gas Services & Equipment (0.2%)
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 04/01/2022	$150,000	$55,500

TOTAL CORPORATE BONDS
(Cost $116,615)		55,500

Security Description	Shares	Value
SHORT TERM INVESTMENTS (1.4%)
Dreyfus Treasury Securities Cash Management (7 day yield 2.066%)	465,853	465,853

TOTAL SHORT TERM INVESTMENTS
(Cost $465,853)		465,853

TOTAL INVESTMENTS - (100.0%)
(Cost $38,876,081)		33,667,459

Liabilities in Excess of Other Assets - (0.0%)(c)		(7,871)

NET ASSETS - (100.0%)		$33,659,588

(a)	Non-income producing security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of November 30, 2018, the aggregate market value of those securities was $1,196,038, which represents approximately 3.55% of net assets.

(c)	Less than 0.05%.

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Statement of Assets and Liabilities

November 30, 2018 (Unaudited)

ASSETS:
Investments, at value (cost $38,876,081)	$33,667,459
Due from adviser	39,561
Dividends receivable	10,549
Interest receivable	2,414
Prepaid assets	4,757
Total Assets	33,724,740

LIABILITIES:
Payable to custodian	8,821
Payable for shares redeemed	2,540
Payable for administration fees	15,415
Payable for distribution and service fees	8,201
Payable to chief compliance officer	3,490
Payable for transfer agency fees	6,522
Payable for professional fees	13,595
Accrued expenses and other liabilities	6,568
Total Liabilities	65,152
NET ASSETS	$33,659,588

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$38,811,923
Total distributable earnings	(5,152,335)
NET ASSETS	$33,659,588

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$8.16
Net Assets	$25,543,046
Shares of beneficial interest outstanding	3,128,929
Retail Class:
Net Asset Value, offering and redemption price per share	$8.11
Net Assets	$8,116,542
Shares of beneficial interest outstanding	1,000,938

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	11

Goehring & Rozencwajg Resources Fund	Statement of Operations

For the Six Months ended November 30, 2018 (Unaudited)

INVESTMENT INCOME:
Interest	$6,663
Dividends	431,402
Foreign taxes withheld	(7,468)
Total Investment Income	430,597

EXPENSES:
Investment advisory fee (Note 6)	164,526
Administration fee	100,195
Distribution and service fees
Retail Class	14,652
Custodian fee	26,021
Professional fees	59,871
Transfer agent fee	27,851
Trustees fees and expenses	24,000
Registration and filing fees	20,577
Printing fees	4,545
Chief compliance officer fee	20,723
Insurance expense	4,962
Other expenses	6,514
Total Expenses	474,437
Less fees waived/reimbursed by investment adviser
Institutional Class	(220,797)
Retail Class	(70,839)
Total fees waived/reimbursed by investment adviser (Note 6)	(291,636)
Net Expenses	182,801
NET INVESTMENT INCOME	247,796

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	356,647
Foreign currency transactions	63
Net realized gain	356,710

Change in unrealized appreciation/(depreciation) on:
Investments	(7,423,581)
Net change in unrealized (depreciation)	(7,423,581)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,066,871)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,819,075)

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Statements of Changes in Net Assets

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
OPERATIONS:
Net investment income/(loss)	$247,796	$(92,382)
Net realized gain/(loss)	356,710	(244,741)
Net change in unrealized appreciation/(depreciation)	(7,423,581)	3,192,184
Net increase/(decrease) in net assets resulting from operations	(6,819,075)	2,855,061

DISTRIBUTIONS TO SHAREHOLDERS:(a)
Institutional	–	(120,221)
Retail	–	(31,512)
Total distributions	–	(151,733)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	4,215,152	21,614,987
Dividends reinvested	–	120,221
Shares redeemed	(154,084)	(85,497)
Net increase from beneficial share transactions	4,061,068	21,649,711
Retail Class
Shares sold	1,727,825	5,384,076
Dividends reinvested	–	31,512
Shares redeemed	(654,637)	(179,719)
Net increase from beneficial share transactions	1,073,188	5,235,869
Net increase/(decrease) in net assets	(1,684,819)	29,588,908

NET ASSETS:
Beginning of year	35,344,407	5,755,499
End of year	$33,659,588	$35,344,407 (b)

(a)	For the prior year ended May 31, 2018, Total Distributions consisted of Net Investment Income of $122,992 and Net Realized Gains of $28,741.
(b)	For the year ended May 31, 2018, included accumulated net investment loss of $198,871.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	13

Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented

	For the Six Months Ended November 30, 2018 (Unaudited)		For the Year Ended May 31, 2018	For the Period Ended May 31, 2017(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76		$8.44	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.07		(0.04)	(0.01)
Net realized and unrealized gain/(loss) on investments	(1.67)		1.42	(1.55)
Total from investment operations	(1.60)		1.38	(1.56)

LESS DISTRIBUTIONS:
From net investment income	–		(0.05)	–
From net realized gains on investments	–		(0.01)	–
Total distributions	–		(0.06)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.60)		1.32	(1.56)
NET ASSET VALUE, END OF PERIOD	$8.16		$9.76	$8.44

TOTAL RETURN	(16.39%)		16.40%	(15.60	%)(c)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$25,543		$26,647	$2,935

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	2.52	%(d)	4.21%	23.90	%(d)
Operating expenses including reimbursement/waiver	0.92	%(d)	0.92%	0.92	%(d)
Net investment loss including reimbursement/waiver	1.43	%(d)	(0.45%)	(0.28	%)(d)

PORTFOLIO TURNOVER RATE	9	%(e)	15%	5	%(e)

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented

(a)	Commenced operations on December 30, 2016.

(b)	Calculated using the average shares method.

(c)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	15

Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the periods presented

	For the Six Months Ended November 30, 2018 (Unaudited)		For the Year Ended May 31, 2018	For the Period Ended May 31, 2017(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.72		$8.42	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.05		(0.05)	(0.02)
Net realized and unrealized gain/(loss) on investments	(1.66)		1.41	(1.56)
Total from investment operations	(1.61)		1.36	(1.58)

LESS DISTRIBUTIONS:
From net investment income	–		(0.05)	–
From net realized gains on investments	–		(0.01)	–
Total distributions	–		(0.06)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.61)		1.30	(1.58)
NET ASSET VALUE, END OF PERIOD	$8.11		$9.72	$8.42

TOTAL RETURN	(16.56%)		16.20%	(15.80	%)(c)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$8,117		$8,698	$2,821

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	2.85	%(d)	5.51%	24.63	%(d)
Operating expenses including reimbursement/waiver	1.25	%(d)	1.25%	1.25	%(d)
Net investment loss including reimbursement/waiver	1.11	%(d)	(0.52%)	(0.61	%)(d)

PORTFOLIO TURNOVER RATE	9	%(e)	15%	5	%(e)

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the periods presented

(a)	Commenced operations on December 30, 2016.

(b)	Calculated using the average shares method.

(c)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	17

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2018 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board of Trustees based on the mid point of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board of Trustees using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and asked prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board of Trustees, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2018 (Unaudited)

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board of Trustees. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | November 30, 2018	19

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2018 (Unaudited)

The following is a summary of each input used to value the Fund as of November 30, 2018:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
GOEHRING & ROZENCWAJG RESOURCES FUND
Common Stocks	$33,061,461	$–	$–	$33,061,461
Warrants	84,645	–	–	84,645
Corporate Bonds	–	55,500	–	55,500
Short Term Investments	465,853	–	–	465,853
Total	$33,611,959	$55,500	$–	$33,667,459

*	See Schedule of Investments for industry classification.

For the six months ended November 30, 2018, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Class Expenses: Expenses that are specific to a class of shares of the Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that share class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended November 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required.

The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and three years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2018 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of November 30, 2018, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Goehring & Rozencwajg Resources Fund
Gross unrealized appreciation (excess of value over tax cost)	$2,139,153
Gross unrealized depreciation (excess of tax cost over value)	(7,347,771)
Net unrealized depreciation	$(5,208,618)
Cost of investments for income tax purposes	$38,876,077

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions for the year ended May 31, 2018, were as follows:

Goehring & Rozencwajg Resources Fund
Distributions Paid From:
Ordinary Income	$151,733
Total	$151,733

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of November 30, 2018.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended November 30, 2018, was as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Goehring & Rozencwajg Resources Fund	$8,486,028	$3,070,971

Semi-Annual Report | November 30, 2018	21

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2018 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Fund consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Fund or its creditors solely by reason of the purchaser’ ownership of the shares. Shares have no pre-emptive rights.

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Institutional Class
Shares sold	415,732	2,377,661
Shares issued in reinvestment of distributions to shareholders	–	12,419
Shares redeemed	(15,681)	(9,030)
Net increase in shares outstanding	400,051	2,381,050
Retail Class
Shares sold	176,809	575,899
Shares issued in reinvestment of distributions to shareholders	–	3,269
Shares redeemed	(71,113)	(18,736)
Net increase in shares outstanding	105,696	560,432

Shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Fund had redemption fees of $39 during the six months ended November 30, 2018, and had redemption fees of $736 during the year ended May 31, 2018.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.90%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2019, may only be terminated before then by the Board, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced. Fees waived/reimbursed by the Adviser for the six months ended November 30, 2018, are disclosed in the Statement of Operations.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2018 (Unaudited)

For the six months ended November 30, 2018, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Adviser
Goehring & Rozencwajg Resources Fund
Institutional Class	$(220,797)
Retail Class	(70,839)
TOTAL	$(291,636)

As of November 30, 2018, the balances of recoupable expenses for the Fund were as follows:

Fund	Expiring in 2020	Expiring in 2021	Expiring in 2022
Goehring & Rozencwajg Resources Fund
Institutional Class	$261,278	$490,462	220,797
Retail Class	254,523	210,396	70,839
TOTAL	$515,801	$700,858	$291,636

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services Inc. (“ALPS”)) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, although it is not obliged to sell any particular amount of shares.

ADI is not entitled to any compensation from the Fund for its services as Distributor; however, ADI receives compensation from the Adviser. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan pursuant to Rule 12b-1 of the 1940 Act. The Plan allows the Fund, as applicable, to use the Fund’s assets to pay fees in connection with the distribution and marketing of the Fund’s shares and/or the provision of shareholder services to the Fund’s shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit the Fund to make total payments at an annual rate of up to 0.25% of the average daily net asset value of the Retail Class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in the Fund, and Plan fees may cost an investor more than other types of sales charges.

Semi-Annual Report | November 30, 2018	23

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2018 (Unaudited)

Under the Shareholder Services Plan (a “Services Plan”), the Fund is authorized to compensate certain financial institutions, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), for providing services to the Fund or the Fund’s shareholders. This compensation may be used by the financial institution for payments to financial institutions and persons who provide administrative and support services to their customers who may from time to time beneficially own Retail Class shares. The Services Plan permits the Fund to make total payments at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to its Retail Class shares. However, the Fund may pay fees under the Services Plan at a lesser rate. Shareholder Services Plan fees are included with distribution and service fees on the Statement of Operations.

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. Several officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the six months ended November 30, 2018, are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Fund for certain out-of-pocket expenses. Transfer agent fees paid by the Fund for the six months ended November 30, 2018, are disclosed in the Statement of Operations.

Compliance Services: ALPS provides services that assist the Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund. Compliance services fees paid by the Fund for the six months ended November 30, 2018, are disclosed in the Statement of Operations.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of November 30, 2018, the following entities beneficially owned 25% or greater of a Fund’s outstanding shares:

Goehring and Rozencwajg Resources Fund	Beneficial Owner	Percentage
Institutional	Leigh Goehring	47.54%
Retail	Leigh Goehring	46.11%

7. SEC REGULATIONS

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of September 30, 2018, had no effect on the Funds’ net assets or results of operations.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

November 30, 2018 (Unaudited)

8. RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management has evaluated the impact of this ASU and has adopted the changes into these financial statements.

9. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | November 30, 2018	25

Disclosure Regarding Approval of Fund Advisory Agreement

November 30, 2018 (Unaudited)

The Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund (the “Independent Trustees”), approved the renewal of the investment management agreement (the “Agreement”) between Goehring & Rozencwajg Resources Fund (the “Fund”) and Goehring & Rozencwajg Associates, LLC (the “Adviser”) at an in-person Board meeting held on June 21, 2018.

The Board of Trustees, including the Independent Trustees, meets over the course of the year with the Adviser’s principals and regularly reviews information regarding the investment program and performance of the Fund. The Trustees considered information provided to the Trustees in advance of and at the meeting, which included, among other things, information regarding: (i) information on the Fund’s investment performance and the performance of a group of comparable funds; (ii) the Fund’s investment objective and strategies; (iii) the Fund’s advisory fee and other expenses, comparisons of the Fund’s fees to the fees of a group of similar funds and the expense cap; and (iv) arrangements in respect of the distribution of the Fund’s shares.

In considering whether to renew the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their renewal of the Agreement included, but were not limited to, the following:

The nature, extent and quality of the services to be provided to the Fund under the Agreement.

The Trustees considered the nature, extent and quality of the services provided by the Adviser to the Fund. In this regard, the Trustees took into account the experience of the Adviser’s principals and the time and attention they devote to the Fund. The Trustees also considered the Fund’s record of compliance with its investment restrictions and the compliance program of the Fund and the Adviser. They also took into account the time the Adviser devotes to the oversight of other Fund services providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Agreement.

Investment performance of the Adviser.

The Trustees reviewed performance information for the Fund for various time periods since the Fund’s inception. The review included a comparison of each Fund’s performance to the performance of a group of comparable funds and certain benchmark indices. The Trustees also considered the Adviser’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes. The Trustees noted that the Fund outperformed its peer group median for the one-year period.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that these factors supported the renewal of the Agreement.

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Disclosure Regarding Approval of Fund Advisory Agreement

November 30, 2018 (Unaudited)

The costs of the services provided and profits realized by the Adviser from its relationship with the Fund.

The Trustees considered the fees charged to the Fund for advisory services as well as the Fund’s total expense levels. The Adviser furnished information to the Trustees showing a comparison of the Fund’s advisory fee and total expense levels compared to a group of comparable funds. The Trustees noted that an expense cap is currently in place for the Fund, and the Fund’s proposed advisory fee and expected total expenses (after application of the expense caps and waivers) align competitively with comparable groups of mutual funds. The Trustees noted that the Fund's total expenses (after application of the expense caps and waivers) was below the median total expenses of the comparable funds. The Trustees also considered information about fees charged by the Adviser to institutional clients, and the different services provided to those clients. The Trustees also considered that the Adviser is aware of the need to commit resources to minimize the effect on shareholders of any diseconomies of scale, which can result when a fund is newer. In this regard, they noted that, because the Fund is small, the Adviser is subsidizing much of the Fund’s expenses by waiver of its management fee.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee for the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser in respect of its relationship with the Fund supported the renewal of the Agreement.

Economies of scale.

The Trustees considered to what extent economies of scale would likely be realized as the Fund grows and whether those economies would be shared with the Fund. The Trustees noted that because the Fund is small and has a limited operating history, it is not expected to attain any economies of scale for the near future but it also considered that the Fund and the Adviser are parties to an Expense Limitation Agreement, providing for reimbursement by the Adviser to the Fund for certain expenses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement that the extent to which economies of scale would be shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to so-called “fallout benefits” to the Adviser resulting from its management of the Fund, such as soft dollar arrangements. The Trustees also considered the possible conflicts of interest associated with these fallout and other benefits, as well as the steps the Adviser took to mitigate such possible conflicts of interest.

Based on their evaluation of all factors they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, concluded that the Agreement should be renewed for an additional one year period.

Semi-Annual Report | November 30, 2018	27

Goehring & Rozencwajg Resources Fund	Additional Information

November 30, 2018 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund’s voted proxies relating to portfolio securities during the most recent prior 12-month period ending May 31 are available without charge, (1) upon request, by calling (toll-free) 1-844-464-6467 and (2) on the SEC’s website at http://www.sec.gov.

28	www.gr-funds.com

Must be accompanied or preceded by a prospectus.

gr-funds.com

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Date:	February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:	February 7, 2019